LEASES - Supplemental Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($)
Leases
Cash amounts paid to settle lease liabilities, operating cash flow used for operating leases	$ 18,637
Right-of-use assets obtained in exchange for lease obligations, operating leases	$ 20,818